Critical accounting estimates, assumptions and judgements (Details Narrative) - USD ($)		Mar. 21, 2024	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Plant and equipment, carrying amount			$ 21,471,539	$ 20,762,483
Inventories			300,258	440,194
Trade receivables			853,668	683,939
Intangible assets, carrying amount			$ 2,434,454	$ 2,977,311
Number of shares issued			14,130,413	13,413,140
Lease liabilities			$ 2,132,269	$ 2,147,956
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, carrying amount	[1]		17,870,342	17,864,113
Fair value amount			$ 15,964,489	$ 15,823,299
Major ordinary share transactions [member] | Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		52,641
[custom:NumberOfSharesRecycled-0]		2,200,000
[custom:NumberOfAdjustmentShares-0]		2,147,359
[custom:WeightedAverageSharePrice]		$ 2.00
[custom:SettlementAdjustmentAmount-0]		$ 4,400,000
Major ordinary share transactions [member] | Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
[custom:WeightedAverageSharePrice]		$ 0.45

[1]	Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation.